Schedule of Investments (unaudited)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Azerbaijan — 0.4%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	$55,205	$58,409,954

Bahrain — 0.2%
Oil & Gas Holding Co. BSCC (The), 7.50%, 10/25/27(a)	26,943	26,875,419

Chile — 0.9%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(a)	18,106	16,587,359
3.00%, 09/30/29 (Call 06/30/29)(a)	1,442	1,321,052
3.15%, 01/14/30 (Call 10/14/29)(a)	17,786	16,360,897
3.63%, 08/01/27 (Call 05/01/27)(a)	21,817	21,214,305
3.70%, 01/30/50 (Call 07/30/49)(a)	47,011	36,765,540
4.38%, 02/05/49 (Call 08/05/48)(a)	2,263	1,982,671
4.38%, 02/05/49 (Call 08/05/48)(a)	20,735	18,166,452
4.50%, 08/01/47 (Call 02/01/47)(a)	21,603	19,223,970
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50 (Call 11/07/49)(a)	17,351	14,496,761
		146,119,007
China — 2.4%
China Minmetals Corp., 3.75%, (Call 11/13/22)(a)(b)	10,179	10,179,000
CNAC HK Finbridge Co. Ltd.
3.00%, 09/22/30(a)	14,700	12,785,986
3.38%, 06/19/24(a)	14,651	14,452,186
4.13%, 07/19/27(a)	14,215	13,877,394
5.13%, 03/14/28(a)	25,037	25,245,120
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(a)	13,600	13,772,176
Minmetals Bounteous Finance BVI Ltd., 3.38%,
(Call 09/03/24)(a)(b)	14,571	14,133,870
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	14,304	14,208,163
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(a)	16,416	16,636,959
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(a)	20,040	20,379,477
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(a)	22,114	21,922,935
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(a)	14,873	14,995,107
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(a)	16,554	15,514,409
2.15%, 05/13/25 (Call 04/13/25)(a)	15,030	14,465,323
2.30%, 01/08/31(a)	17,210	15,399,336
2.70%, 05/13/30 (Call 02/13/30)(a)	21,638	20,077,684
2.95%, 11/12/29 (Call 08/12/29)(a)	14,455	13,716,928
SPIC MTN Co. Ltd., 1.63%, 07/27/25(a)	14,286	13,328,124
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(a)	20,574	20,797,228
State Grid Overseas Investment 2016 Ltd.
3.50%, 05/04/27(a)	3,596	3,599,344
3.50%, 05/04/27(a)	30,274	30,302,155
State Grid Overseas Investment BVI Ltd., 1.63%, 08/05/30 (Call 05/05/30)(a)	17,233	14,765,579
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(a)	14,263	14,172,858
		368,727,341
Indonesia — 1.0%
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(a)	10,847	10,888,870
5.45%, 05/15/30 (Call 02/15/30)(a)	10,693	10,157,013
Security	Par (000)	Value

Indonesia (continued)
Pelabuhan Indonesia Persero PT, 4.25%, 05/05/25(a)	$11,949	$11,771,079
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(a)	10,896	9,766,739
4.18%, 01/21/50 (Call 07/21/49)(a)	10,860	8,791,849
5.63%, 05/20/43(a)	814	779,812
5.63%, 05/20/43(a)	14,581	13,968,598
6.00%, 05/03/42(a)	13,839	13,962,686
6.45%, 05/30/44(a)	16,491	17,340,287
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(a)	16,414	15,960,481
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50 (Call 12/30/49)(a)	11,088	8,415,099
5.25%, 10/24/42(a)	10,289	9,239,522
5.45%, 05/21/28(a)	11,056	11,262,194
6.15%, 05/21/48(a)	11,010	10,619,833
		152,924,062
Kazakhstan — 0.8%
KazMunayGas National Co. JSC
4.75%, 04/19/27(a)	27,110	24,209,230
5.38%, 04/24/30(a)	35,193	32,208,194
5.75%, 04/19/47(a)	33,914	26,893,802
6.38%, 10/24/48(a)	41,069	34,224,678
		117,535,904
Malaysia — 2.1%
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)	35,614	31,571,455
3.40%, 04/28/61 (Call 10/28/60)(a)	48,312	37,698,424
3.50%, 03/18/25(a)	41,401	41,269,345
3.50%, 04/21/30 (Call 01/21/30)(a)	63,066	61,951,655
4.50%, 03/18/45 (a)	40,650	40,139,436
4.55%, 04/21/50 (Call 10/21/49)(a)	74,290	73,489,897
4.80%, 04/21/60 (Call 10/21/59)(a)	26,970	27,270,041
		313,390,253
Mexico — 2.6%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(a)	9,061	8,955,099
Comision Federal de Electricidad, 4.69%, 05/15/29
(Call 03/15/29)(a)	11,869	10,947,669
Mexico City Airport Trust
5.50%, 07/31/47 (Call 01/31/47)(a)	17,392	13,229,997
5.50%, 07/31/47 (Call 01/31/47)(a)	1,127	857,303
Petroleos Mexicanos
4.50%, 01/23/26	9,736	8,806,212
5.35%, 02/12/28	17,538	14,617,923
5.95%, 01/28/31 (Call 10/28/30)	34,149	26,380,102
6.35%, 02/12/48	14,239	9,362,142
6.38%, 01/23/45	11,744	7,824,440
6.49%, 01/23/27 (Call 11/23/26)	14,115	12,772,311
6.50%, 03/13/27	36,407	32,890,084
6.50%, 01/23/29	10,724	9,116,580
6.50%, 06/02/41	14,016	9,527,376
6.63%, 06/15/35	24,510	17,845,731
6.70%, 02/16/32 (Call 11/16/31)	60,573	48,291,824
6.75%, 09/21/47	47,794	32,416,280
6.84%, 01/23/30 (Call 10/23/29)	21,353	17,987,554
6.88%, 08/04/26	21,642	20,622,662
6.95%, 01/28/60 (Call 07/28/59)	34,075	23,000,625
7.69%, 01/23/50 (Call 07/23/49)	72,104	52,275,400
8.75%, 06/02/29 (Call 04/02/29)(c)	15,021	14,094,028

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
8.75%, 06/02/29 (Call 04/02/29)(a)	$3,100	$2,908,769
		394,730,111
Panama — 0.3%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61 (Call 08/11/60)(a)	30,132	25,005,793
Banco Nacional de Panama, 2.50%, 08/11/30
(Call 05/11/30)(a)	22,275	17,652,938
		42,658,731
Peru — 0.3%
Petroleos del Peru SA
4.75%, 06/19/32(a)	20,589	16,069,714
5.63%, 06/19/47(a)	42,264	29,743,290
		45,813,004
Philippines — 0.1%
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/02/24(a)	20,986	22,245,160

Qatar — 0.9%
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(a)	20,619	19,072,575
2.25%, 07/12/31 (Call 04/12/31)(a)	47,315	42,346,925
3.13%, 07/12/41 (Call 01/12/41)(a)	45,309	38,167,169
3.30%, 07/12/51 (Call 01/12/51)(a)	53,214	44,393,779
		143,980,448
South Africa — 0.3%
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(a)	23,679	22,517,249
7.13%, 02/11/25(a)	29,729	27,662,835
		50,180,084
United Arab Emirates — 1.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	24,367	23,739,550
DP World Crescent Ltd.
3.88%, 07/18/29(a)	10,644	10,194,823
4.80%, 09/26/28(a)	11,026	11,124,545
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(a)	14,119	13,481,880
6.85%, 07/02/37(a)	19,490	21,326,932
DP World Salaam, 6.00%, (Call 10/01/25)(a)(b)	16,784	16,815,470
MDGH GMTN RSC Ltd.
2.50%, 11/07/24 (Call 10/07/24)(a)	10,412	10,169,921
2.50%, 05/21/26 (Call 04/21/26)(a)	11,282	10,811,682
2.88%, 11/07/29 (Call 08/07/29)(a)	11,011	10,204,444
2.88%, 05/21/30 (Call 02/21/30)(a)	11,424	10,576,482
3.38%, 03/28/32 (Call 12/28/31)(a)	10,725	10,137,136
3.40%, 06/07/51 (Call 12/07/50)(a)	11,156	9,578,821
3.70%, 11/07/49 (Call 05/07/49)(a)	17,194	15,144,690
3.95%, 05/21/50 (Call 11/21/49)(a)	21,652	19,693,847
		193,000,223
Venezuela — 0.1%
Petroleos de Venezuela SA
5.38%, (a)(d)(e)(f)	24,185	1,330,175
5.50%, (a)(d)(e)(f)	22,444	1,234,431
6.00%, (a)(d)(e)(f)	62,838	3,456,077
9.00%, (a)(d)(e)(f)	28,268	1,554,743
9.75%, (a)(d)(e)(f)	31,912	1,515,790
12.80%, (a)(d)(e)(f)	14,002	770,126
		9,861,342
Total Corporate Bonds & Notes — 13.7%
(Cost: $2,498,409,000)		2,086,451,043
Security	Par (000)	Value

Foreign Government Obligations(g)

Angola — 1.2%
Angolan Government International Bond
8.00%, 11/26/29(a)	$46,641	$37,546,005
8.25%, 05/09/28(a)	47,307	39,737,880
8.75%, 04/14/32(a)	49,917	40,307,978
9.13%, 11/26/49(a)	33,266	25,350,771
9.38%, 05/08/48(a)	48,496	37,463,160
		180,405,794
Argentina — 1.2%
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 08/29/22)(h)	189,900	44,816,442
1.00%, 07/09/29 (Call 08/29/22)	33,152	7,724,433
1.50%, 07/09/35 (Call 08/29/22)(h)	244,435	54,264,702
1.50%, 07/09/46 (Call 08/29/22)(h)	26,132	5,868,179
3.50%, 07/09/41 (Call 08/29/22)(h)	125,606	32,657,595
3.88%, 01/09/38 (Call 08/29/22)(h)	136,152	38,190,564
		183,521,915
Azerbaijan — 0.4%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(a)	29,905	25,705,216
4.75%, 03/18/24(a)	30,938	30,934,133
		56,639,349
Bahrain — 2.7%
Bahrain Government International Bond
5.25%, 01/25/33(a)	27,739	22,915,882
5.45%, 09/16/32(a)	27,484	23,091,713
5.63%, 09/30/31(a)	28,123	24,296,514
5.63%, 05/18/34(a)	27,794	22,657,321
6.00%, 09/19/44(a)	34,939	25,315,489
6.75%, 09/20/29(a)	33,764	32,841,821
7.00%, 01/26/26(a)	31,776	32,675,658
7.00%, 10/12/28(a)	44,766	44,634,500
7.38%, 05/14/30(a)	26,779	26,817,495
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(a)	26,877	27,100,415
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	28,243	29,536,883
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(a)	26,705	23,530,443
3.95%, 09/16/27(a)	27,280	25,546,015
4.50%, 03/30/27(a)	27,733	26,706,879
6.25%, 11/14/24(a)	27,585	28,245,316
		415,912,344
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	26,968	21,731,152

Brazil — 3.7%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(a)	15,320	15,538,310
Brazilian Government International Bond
2.88%, 06/06/25	30,390	29,204,790
3.75%, 09/12/31	25,602	22,504,158
3.88%, 06/12/30	59,748	53,691,046
4.25%, 01/07/25	73,723	74,013,284
4.50%, 05/30/29 (Call 02/28/29)	34,118	32,226,583
4.63%, 01/13/28 (Call 10/13/27)	52,046	50,770,873
4.75%, 01/14/50 (Call 07/14/49)	68,396	51,395,319
5.00%, 01/27/45	58,039	46,242,573
5.63%, 01/07/41	36,814	32,104,109
5.63%, 02/21/47	46,566	39,531,624

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
6.00%, 04/07/26	$38,711	$41,149,793
7.13%, 01/20/37	28,405	30,265,528
8.25%, 01/20/34	23,132	26,541,079
8.88%, 04/15/24	14,975	16,358,316
		561,537,385
Chile — 2.4%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	31,779	28,110,512
2.55%, 01/27/32 (Call 10/27/31)	25,697	22,682,421
2.55%, 07/27/33 (Call 04/27/33)	40,145	34,163,395
2.75%, 01/31/27 (Call 12/31/26)	26,457	25,200,292
3.10%, 05/07/41 (Call 11/07/40)	48,567	38,367,930
3.10%, 01/22/61 (Call 07/22/60)	35,490	25,337,642
3.24%, 02/06/28 (Call 11/06/27)	35,200	33,952,600
3.25%, 09/21/71 (Call 03/21/71)	17,837	12,557,248
3.50%, 01/31/34 (Call 10/31/33)	26,631	24,420,627
3.50%, 01/25/50 (Call 07/25/49)	41,375	33,198,266
3.50%, 04/15/53 (Call 10/15/52)	26,251	20,669,381
3.86%, 06/21/47	23,076	20,073,235
4.00%, 01/31/52 (Call 07/31/51)	16,849	14,549,112
4.34%, 03/07/42 (Call 09/07/41)	35,291	32,467,720
		365,750,381
China — 1.8%
China Development Bank, 1.00%, 10/27/25(a)	14,341	13,323,506
China Government International Bond
0.40%, 10/21/23(a)	14,207	13,779,369
0.55%, 10/21/25(a)	32,626	30,159,148
0.75%, 10/26/24(a)	15,117	14,377,779
1.20%, 10/21/30(a)	28,381	25,110,090
1.25%, 10/26/26(a)	21,514	20,234,132
1.75%, 10/26/31(a)	13,936	12,722,732
1.95%, 12/03/24(a)	29,104	28,372,325
2.13%, 12/03/29(a)	29,153	27,897,380
2.63%, 11/02/27(a)	15,045	14,832,866
3.25%, 10/19/23(a)	17,066	17,129,656
3.50%, 10/19/28(a)	13,900	14,323,950
Export-Import Bank of China (The)
2.88%, 04/26/26(a)	14,223	14,147,191
3.63%, 07/31/24(a)	20,424	20,577,589
		266,987,713
Colombia — 3.1%
Colombia Government International Bond
3.00%, 01/30/30 (Call 10/30/29)	28,571	23,031,797
3.13%, 04/15/31 (Call 01/15/31)	46,359	36,617,815
3.25%, 04/22/32 (Call 01/22/32)	36,691	28,527,253
3.88%, 04/25/27 (Call 01/25/27)	35,250	32,227,312
3.88%, 02/15/61 (Call 08/15/60)	24,105	15,047,546
4.00%, 02/26/24 (Call 11/26/23)	25,185	24,725,374
4.13%, 02/22/42 (Call 08/22/41)	19,505	13,263,400
4.13%, 05/15/51 (Call 11/15/50)	27,564	18,154,340
4.50%, 01/28/26 (Call 10/28/25)	27,937	26,763,646
4.50%, 03/15/29 (Call 12/15/28)	37,408	33,861,254
5.00%, 06/15/45 (Call 12/15/44)	83,204	60,546,511
5.20%, 05/15/49 (Call 11/15/48)	51,602	37,969,397
5.63%, 02/26/44 (Call 08/26/43)	45,150	35,098,481
6.13%, 01/18/41	45,496	38,210,953
7.38%, 09/18/37	33,579	32,850,755
8.13%, 05/21/24	18,535	19,459,433
		476,355,267
Security	Par (000)	Value

Costa Rica — 0.6%
Costa Rica Government International Bond
6.13%, 02/19/31(a)	$33,007	$31,692,909
7.00%, 04/04/44(a)	26,991	23,596,882
7.16%, 03/12/45(a)	35,251	31,258,824
		86,548,615
Croatia — 0.3%
Croatia Government International Bond, 6.00%, 01/26/24(a)	40,386	41,592,532

Dominican Republic — 3.2%
Dominican Republic International Bond
4.50%, 01/30/30(a)	43,491	37,356,051
4.88%, 09/23/32(a)	66,424	55,642,554
5.30%, 01/21/41(a)	33,013	25,694,431
5.50%, 01/27/25(a)	27,675	27,576,408
5.50%, 02/22/29 (Call 12/22/28)(a)	39,471	36,530,410
5.88%, 01/30/60(a)	69,900	52,896,825
5.95%, 01/25/27(a)	37,482	36,774,527
6.00%, 07/19/28(a)	27,755	26,710,718
6.00%, 02/22/33 (Call 11/22/32)(a)	38,997	35,263,037
6.40%, 06/05/49(a)	33,651	27,547,550
6.50%, 02/15/48(a)	22,031	18,296,746
6.85%, 01/27/45(a)	44,290	38,900,461
6.88%, 01/29/26(a)	32,946	33,981,740
7.45%, 04/30/44(a)	33,645	31,559,010
		484,730,468
Ecuador — 1.4%
Ecuador Government International Bond
0.00%, 07/31/30(a)(i)	26,738	11,268,409
1.50%, 07/31/40(a)(h)	93,986	38,816,273
2.50%, 07/31/35(a)(h)	232,839	105,475,730
5.50%, 07/31/30(a)(h)	101,136	59,689,316
		215,249,728
Egypt — 2.3%
Egypt Government International Bond
5.75%, 05/29/24(a)	27,856	23,677,600
5.80%, 09/30/27(a)	26,971	18,137,998
5.88%, 06/11/25(a)	33,974	27,009,330
5.88%, 02/16/31(a)	32,583	20,120,003
6.59%, 02/21/28(a)	28,551	19,771,568
7.05%, 01/15/32(a)	23,630	14,886,900
7.30%, 09/30/33(a)	25,868	16,167,500
7.50%, 01/31/27(a)	48,466	35,380,180
7.50%, 02/16/61(a)	35,232	19,729,920
7.60%, 03/01/29(a)	41,155	28,499,837
7.63%, 05/29/32(a)	39,533	24,905,790
7.90%, 02/21/48(a)	36,770	20,683,125
8.50%, 01/31/47(a)	58,790	34,098,200
8.70%, 03/01/49(a)	35,295	20,559,337
8.88%, 05/29/50(a)	46,460	27,527,550
		351,154,838
El Salvador — 0.2%
El Salvador Government International Bond 7.12%, 01/20/50 (Call 07/20/49)(a)	30,267	9,785,699
7.65%, 06/15/35(a)	27,426	8,832,886
9.50%, 07/15/52 (Call 01/15/52)(a)	26,210	8,957,268
		27,575,853
Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(a)	26,012	13,266,120

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gabon — 0.1%
Gabon Government International Bond, 6.63%, 02/06/31(a)	$26,613	$18,875,270

Ghana — 1.0%
Ghana Government International Bond
6.38%, 02/11/27(a)	34,645	17,798,869
7.63%, 05/16/29(a)	27,263	12,779,531
7.75%, 04/07/29(a)	26,429	12,393,549
7.88%, 02/11/35(a)	27,576	12,078,288
8.13%, 01/18/26(a)	26,687	17,726,843
8.13%, 03/26/32(a)	34,638	15,500,505
8.63%, 04/07/34(a)	27,027	11,871,610
8.63%, 06/16/49(a)	26,857	11,629,081
8.95%, 03/26/51(a)	27,171	11,799,007
10.75%, 10/14/30(a)	28,536	22,900,140
		146,477,423
Guatemala — 0.2%
Guatemala Government Bond, 6.13%, 06/01/50(Call 12/01/49)(a)	37,005	35,161,688

Hungary — 1.9%
Hungary Government International Bond
2.13%, 09/22/31(a)	61,976	51,083,718
3.13%, 09/21/51(a)	55,785	38,083,722
5.25%, 06/16/29(c)	46,890	47,579,930
5.25%, 06/16/29(a)	800	811,771
5.38%, 03/25/24	45,456	46,345,233
5.50%, 06/16/34(c)	33,525	33,812,789
5.50%, 06/16/34(a)	800	806,867
5.75%, 11/22/23	22,188	22,649,788
7.63%, 03/29/41	35,460	43,112,711
		284,286,529
India — 0.7%
Export-Import Bank of India
2.25%, 01/13/31(a)	26,533	21,542,408
3.25%, 01/15/30(a)	27,034	24,305,188
3.38%, 08/05/26(a)	27,483	26,569,190
3.88%, 02/01/28(a)	27,441	26,846,903
		99,263,689
Indonesia — 4.3%
Indonesia Government International Bond
1.85%, 03/12/31	13,214	11,216,836
2.15%, 07/28/31 (Call 04/28/31)	13,468	11,701,806
2.85%, 02/14/30	13,051	12,082,779
3.05%, 03/12/51	22,747	18,626,608
3.50%, 01/11/28	14,020	13,790,422
3.55%, 03/31/32 (Call 12/31/31)	12,823	12,519,864
3.70%, 10/30/49	10,658	9,113,762
3.85%, 07/18/27(a)	10,929	10,944,710
3.85%, 10/15/30	18,099	17,819,597
4.10%, 04/24/28	11,059	11,188,943
4.13%, 01/15/25(a)	21,285	21,441,977
4.20%, 10/15/50	18,107	16,660,432
4.35%, 01/08/27(a)	13,651	13,913,782
4.35%, 01/11/48	19,311	17,913,077
4.45%, 04/15/70	10,817	9,966,351
4.63%, 04/15/43(a)	16,575	15,851,667
4.75%, 01/08/26(a)	23,558	24,092,472
4.75%, 02/11/29	14,471	15,105,698
4.75%, 07/18/47(a)	11,337	11,073,415
Security	Par (000)	Value

Indonesia (continued)
5.13%, 01/15/45(a)	$22,783	$23,041,815
5.25%, 01/17/42(a)	24,797	25,398,327
5.25%, 01/08/47(a)	16,714	17,217,259
5.35%, 02/11/49	11,122	11,498,591
5.88%, 01/15/24(a)	14,940	15,409,676
5.95%, 01/08/46(a)	13,461	14,738,112
6.63%, 02/17/37(a)	15,980	18,077,375
6.75%, 01/15/44(a)	21,553	25,650,441
7.75%, 01/17/38(a)	21,669	26,758,507
8.50%, 10/12/35(a)	17,340	22,426,039
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(a)	12,787	11,701,512
2.55%, 06/09/31(a)	11,079	9,847,680
2.80%, 06/23/30(a)	8,985	8,147,149
4.15%, 03/29/27(a)	21,474	21,632,371
4.33%, 05/28/25(a)	22,166	22,502,646
4.35%, 09/10/24(a)	16,553	16,742,325
4.40%, 06/06/27(c)	17,935	18,293,700
4.40%, 06/06/27(a)	1,500	1,530,000
4.40%, 03/01/28(a)	18,589	18,923,602
4.45%, 02/20/29(a)	13,395	13,636,110
4.55%, 03/29/26(a)	18,352	18,762,626
4.70%, 06/06/32(c)	15,850	16,384,937
4.70%, 06/06/32(a)	2,700	2,791,125
		656,136,123
Iraq — 0.3%
Iraq International Bond, 5.80%, 01/15/28(Call 09/12/22)(a)	49,037	42,349,849

Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.13%, 06/15/33(a)	33,403	27,094,008

Jamaica — 0.9%
Jamaica Government International Bond
6.75%, 04/28/28	39,576	41,413,811
7.88%, 07/28/45	49,608	54,624,609
8.00%, 03/15/39	33,022	37,032,109
		133,070,529
Jordan — 0.7%
Jordan Government International Bond
5.75%, 01/31/27(a)	26,992	24,576,216
5.85%, 07/07/30(a)	33,604	28,485,691
6.13%, 01/29/26(a)	27,161	25,850,482
7.38%, 10/10/47(a)	27,162	21,573,418
		100,485,807
Kazakhstan — 1.1%
Kazakhstan Government International Bond
3.88%, 10/14/24(a)	38,801	39,383,015
4.88%, 10/14/44(a)	26,722	22,486,563
5.13%, 07/21/25(a)	69,494	72,677,694
6.50%, 07/21/45(a)	40,966	40,453,925
		175,001,197
Kenya — 0.8%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	26,966	16,651,505
6.88%, 06/24/24(a)	53,273	46,081,145
7.25%, 02/28/28(a)	27,314	19,700,222
8.00%, 05/22/32(a)	33,339	23,462,321

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kenya (continued)
8.25%, 02/28/48(a)	$27,143	$17,032,233
		122,927,426
Kuwait — 0.8%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	118,133	119,410,313

Lebanon — 0.1%
Lebanon Government International Bond
6.00%, (a)(d)(e)(f)	26,979	1,733,401
6.10%, (a)(d)(e)(f)	33,967	2,182,380
6.60%, (a)(d)(e)(f)	40,854	2,663,170
6.65%, (a)(d)(e)(f)	36,361	2,245,292
6.75%, (a)(d)(e)(f)	25,036	1,632,034
6.85%, (a)(d)(e)(f)	32,074	1,980,569
7.00%, (a)(d)(e)(f)	26,348	1,717,560
		14,154,406
Malaysia — 0.3%
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(a)	27,232	26,939,256
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(a)	26,229	26,307,687
		53,246,943
Mexico — 3.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	30,659	26,259,433
3.25%, 04/16/30 (Call 01/16/30)	20,297	18,467,733
3.50%, 02/12/34 (Call 11/12/33)	25,443	22,046,359
3.60%, 01/30/25	14,624	14,594,752
3.75%, 01/11/28	16,135	15,812,300
3.75%, 04/19/71 (Call 10/19/70)	26,054	17,941,436
3.77%, 05/24/61 (Call 11/24/60)	29,000	20,196,688
4.13%, 01/21/26	17,343	17,525,102
4.15%, 03/28/27	21,142	21,237,139
4.28%, 08/14/41 (Call 02/14/41)	29,172	24,199,997
4.35%, 01/15/47	13,134	10,599,959
4.40%, 02/12/52 (Call 08/12/51)	26,043	20,717,206
4.50%, 04/22/29	27,852	27,810,222
4.50%, 01/31/50 (Call 07/31/49)	19,940	16,391,926
4.60%, 01/23/46	20,880	17,588,790
4.60%, 02/10/48	18,088	15,067,304
4.75%, 04/27/32 (Call 01/27/32)	21,671	21,595,152
4.75%, 03/08/44	33,704	29,370,929
5.00%, 04/27/51 (Call 10/27/50)	23,158	20,289,303
5.55%, 01/21/45	24,537	23,583,124
5.75%, 10/12/2110	23,782	21,096,120
6.05%, 01/11/40	25,064	25,695,300
6.75%, 09/27/34	15,525	17,589,825
8.30%, 08/15/31	10,147	12,974,208
		478,650,307
Morocco — 0.3%
Morocco Government International Bond
3.00%, 12/15/32(a)	27,359	21,682,008
4.00%, 12/15/50(a)	32,888	22,117,180
		43,799,188
Nigeria — 1.8%
Nigeria Government International Bond
6.13%, 09/28/28(a)	33,645	24,094,026
6.50%, 11/28/27(a)	41,798	31,661,985
7.14%, 02/23/30(a)	33,371	23,901,979
7.38%, 09/28/33(a)	42,354	28,107,173
7.63%, 11/21/25(a)	29,224	25,863,240
Security	Par (000)	Value

Nigeria (continued)
7.63%, 11/28/47(a)	$40,186	$25,216,715
7.70%, 02/23/38(a)	34,075	21,722,812
7.88%, 02/16/32(a)	42,106	29,474,200
8.25%, 09/28/51(a)	34,639	22,039,064
8.38%, 03/24/29(a)	36,847	28,510,366
8.70%, 01/21/31(a)	26,248	19,784,430
		280,375,990
Oman — 3.5%
Oman Government International Bond
4.75%, 06/15/26(a)	51,970	50,735,712
4.88%, 02/01/25(a)	25,656	25,463,580
5.38%, 03/08/27(a)	43,348	42,751,965
5.63%, 01/17/28(a)	52,711	52,513,334
6.00%, 08/01/29(a)	48,002	47,761,990
6.25%, 01/25/31(a)	35,822	35,642,890
6.50%, 03/08/47(a)	44,317	38,444,998
6.75%, 10/28/27(a)	30,363	31,577,520
6.75%, 01/17/48(a)	60,729	54,048,810
7.00%, 01/25/51(a)	21,907	19,825,835
7.38%, 10/28/32(a)	22,123	23,478,034
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(a)	40,398	39,792,030
4.88%, 06/15/30(a)	38,764	37,697,990
5.93%, 10/31/25(a)	33,367	34,034,340
		533,769,028
Pakistan — 0.6%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	25,860	18,518,992
Pakistan Government International Bond
6.00%, 04/08/26(a)	35,192	18,479,671
6.88%, 12/05/27(a)	42,441	21,798,759
7.38%, 04/08/31(a)	38,837	19,180,041
8.25%, 04/15/24(a)	25,842	14,944,752
		92,922,215
Panama — 2.8%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	56,831	45,386,657
3.16%, 01/23/30 (Call 10/23/29)	36,228	32,781,812
3.30%, 01/19/33 (Call 10/19/32)	21,887	19,019,803
3.75%, 03/16/25 (Call 12/16/24)	27,426	27,251,159
3.87%, 07/23/60 (Call 01/23/60)	65,330	47,294,837
3.88%, 03/17/28 (Call 12/17/27)	27,406	26,571,830
4.30%, 04/29/53	40,105	32,279,512
4.50%, 05/15/47	25,769	21,578,316
4.50%, 04/16/50 (Call 10/16/49)	56,166	46,312,377
4.50%, 04/01/56 (Call 10/01/55)	57,270	46,435,232
4.50%, 01/19/63 (Call 07/19/62)	33,619	26,575,820
6.70%, 01/26/36	45,479	50,120,700
		421,608,055
Paraguay — 0.5%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(a)	27,310	26,982,280
5.40%, 03/30/50 (Call 09/30/49)(a)	31,374	27,595,394
6.10%, 08/11/44(a)	27,476	26,459,388
		81,037,062
Peru — 3.0%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	21,456	17,041,428
2.39%, 01/23/26 (Call 12/23/25)	20,508	19,422,358

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru (continued)
2.78%, 01/23/31 (Call 10/23/30)	$79,447	$70,002,738
2.78%, 12/01/60 (Call 06/01/60)	42,630	28,863,174
3.00%, 01/15/34 (Call 10/15/33)	47,919	41,066,583
3.23%, 07/28/2121 (Call 01/28/21)	21,169	14,531,195
3.30%, 03/11/41 (Call 09/11/40)	26,708	21,593,418
3.55%, 03/10/51 (Call 09/10/50)	36,940	29,605,101
3.60%, 01/15/72 (Call 07/15/71)	20,879	15,387,823
4.13%, 08/25/27	21,283	21,366,802
5.63%, 11/18/50	54,360	59,483,430
6.55%, 03/14/37	23,996	27,412,431
7.35%, 07/21/25	31,980	34,774,253
8.75%, 11/21/33	45,629	59,525,882
		460,076,616
Philippines — 3.7%
Philippine Government International Bond
1.60%, 06/10/31	23,906	20,233,082
2.46%, 05/05/30	19,127	17,503,309
2.65%, 12/10/45	28,339	21,505,334
2.95%, 05/05/45	25,268	19,743,404
3.00%, 02/01/28	38,461	37,455,629
3.20%, 07/06/46	41,813	33,716,331
3.70%, 03/01/41	36,870	33,417,493
3.70%, 02/02/42	37,372	33,872,486
3.75%, 01/14/29	28,568	28,928,243
3.95%, 01/20/40	37,409	35,168,575
4.20%, 01/21/24	23,049	23,282,025
4.20%, 03/29/47	19,845	18,360,346
5.00%, 01/13/37	25,024	26,152,833
5.50%, 03/30/26	20,079	21,285,949
6.38%, 01/15/32	19,597	22,489,713
6.38%, 10/23/34	36,016	42,367,782
7.75%, 01/14/31	32,222	40,119,934
9.50%, 02/02/30	36,535	48,549,900
10.63%, 03/16/25	28,919	33,983,006
		558,135,374
Poland — 0.6%
Republic of Poland Government International Bond
3.25%, 04/06/26	50,576	50,142,943
4.00%, 01/22/24	40,700	41,012,881
		91,155,824
Qatar — 3.7%
Qatar Government International Bond
3.25%, 06/02/26(a)	45,641	45,641,000
3.38%, 03/14/24(a)	22,161	22,133,299
3.40%, 04/16/25(a)	28,404	28,475,010
3.75%, 04/16/30(a)	39,946	40,884,731
4.00%, 03/14/29(a)	53,711	55,859,440
4.40%, 04/16/50(a)	65,699	67,012,980
4.50%, 04/23/28(a)	40,109	42,565,676
4.63%, 06/02/46(a)	25,580	26,922,950
4.82%, 03/14/49(a)	79,875	85,466,250
5.10%, 04/23/48(a)	81,230	90,165,300
5.75%, 01/20/42(a)	13,056	15,308,160
6.40%, 01/20/40(a)	14,494	17,972,560
9.75%, 06/15/30(a)	18,532	26,269,110
		564,676,466
Romania — 1.4%
Romanian Government International Bond 3.00%, 02/27/27(a)	34,570	31,454,379
Security	Par (000)	Value

Romania (continued)
3.00%, 02/14/31(a)	$35,926	$29,488,510
3.63%, 03/27/32(a)	29,750	24,502,844
4.00%, 02/14/51(a)	54,228	37,834,197
5.13%, 06/15/48(a)	33,868	28,413,135
5.25%, 11/25/27(a)	30,540	30,158,250
6.13%, 01/22/44(a)	26,638	25,003,093
		206,854,408
Saudi Arabia — 5.1%
KSA Sukuk Ltd.
2.25%, 05/17/31(a)	22,272	20,156,160
2.97%, 10/29/29(a)	26,797	25,859,105
3.63%, 04/20/27(a)	48,938	49,855,587
4.30%, 01/19/29(a)	21,199	22,205,953
Saudi Government International Bond
2.25%, 02/02/33(a)	30,312	26,712,450
2.50%, 02/03/27(a)	15,874	15,417,623
2.75%, 02/03/32(a)	10,928	10,176,700
2.90%, 10/22/25(a)	27,854	27,505,825
3.25%, 10/26/26(a)	63,110	63,031,112
3.25%, 10/22/30(a)	16,472	16,163,150
3.25%, 11/17/51(a)	13,778	11,005,178
3.45%, 02/02/61(a)	26,198	21,154,885
3.63%, 03/04/28(a)	58,701	59,361,386
3.75%, 01/21/55(a)	31,366	27,131,590
4.00%, 04/17/25(a)	51,756	52,597,035
4.38%, 04/16/29(a)	45,986	48,342,783
4.50%, 04/17/30(a)	34,735	36,949,356
4.50%, 10/26/46(a)	73,927	71,339,555
4.50%, 04/22/60(a)	33,914	32,896,580
4.63%, 10/04/47(a)	51,435	50,020,537
5.00%, 04/17/49(a)	40,096	40,998,160
5.25%, 01/16/50(a)	39,558	42,228,165
		771,108,875
Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(a)	29,100	23,149,050
6.75%, 03/13/48(a)	26,808	18,963,309
		42,112,359
Serbia — 0.1%
Serbia International Bond, 2.13%, 12/01/30(a)	31,282	23,027,462

South Africa — 2.8%
Republic of South Africa Government International Bond
4.30%, 10/12/28	47,195	43,207,022
4.67%, 01/17/24	31,754	31,740,108
4.85%, 09/27/27	23,865	23,138,609
4.85%, 09/30/29	47,270	43,320,001
4.88%, 04/14/26	28,297	27,736,366
5.00%, 10/12/46	22,980	16,320,109
5.38%, 07/24/44	23,816	17,933,448
5.65%, 09/27/47	35,114	26,813,928
5.75%, 09/30/49	71,203	54,381,291
5.88%, 09/16/25	46,892	47,853,286
5.88%, 06/22/30	33,228	32,258,158
5.88%, 04/20/32	33,420	30,955,275
7.30%, 04/20/52	37,971	33,319,552
		428,977,153
Sri Lanka — 0.5%
Sri Lanka Government International Bond 6.20%, 05/11/27(a)(d)(e)	42,053	12,387,237

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Sri Lanka (continued)
6.75%, 04/18/28(a)(d)(e)	$31,131	$9,170,025
6.75%, 04/18/28(a)(e)	2,291	674,843
6.83%, 07/18/26(a)(e)	3,200	968,600
6.83%, 07/18/26(a)(d)(e)	24,380	7,379,521
6.85%, 03/14/24(a)(d)(e)	26,410	7,820,661
6.85%, 11/03/25(a)(d)(e)	39,836	11,958,269
7.55%, 03/28/30(a)(e)	3,896	1,143,963
7.55%, 03/28/30(a)(d)(e)	37,734	11,079,646
7.85%, 03/14/29(a)(e)	2,115	621,017
7.85%, 03/14/29(a)(d)(e)	35,454	10,410,181
		73,613,963
Trinidad And Tobago — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	26,311	25,345,715

Tunisia — 0.1%
Tunisian Republic, 5.75%, 01/30/25(a)	26,474	14,243,012

Turkey — 4.3%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(a)	10,925	10,165,713
5.13%, 06/22/26(a)	27,497	24,855,569
7.25%, 02/24/27(a)	33,805	32,448,574
Turkey Government International Bond
4.25%, 03/13/25	22,913	19,831,202
4.25%, 04/14/26	17,042	13,951,007
4.75%, 01/26/26	20,803	17,474,520
4.88%, 10/09/26	33,855	27,693,390
4.88%, 04/16/43	34,130	20,313,749
5.13%, 02/17/28	22,923	17,834,094
5.25%, 03/13/30	22,761	16,392,188
5.60%, 11/14/24	27,721	25,231,308
5.75%, 03/22/24	27,033	25,399,193
5.75%, 05/11/47	39,396	24,519,086
5.88%, 06/26/31	20,354	14,735,024
5.95%, 01/15/31	25,749	18,994,715
6.00%, 03/25/27	36,740	30,753,676
6.00%, 01/14/41	33,290	21,155,795
6.13%, 10/24/28	31,880	25,440,240
6.35%, 08/10/24	24,748	23,159,488
6.38%, 10/14/25	28,685	25,750,166
6.50%, 09/20/33	16,835	12,203,271
6.63%, 02/17/45	33,077	22,467,552
6.75%, 05/30/40	21,476	15,198,297
6.88%, 03/17/36	30,817	22,877,770
7.25%, 12/23/23	14,881	14,781,483
7.25%, 03/05/38	10,470	8,122,757
7.38%, 02/05/25	35,618	33,520,990
7.63%, 04/26/29	34,063	28,991,871
8.00%, 02/14/34	16,704	14,352,912
8.60%, 09/24/27	22,808	21,239,950
11.88%, 01/15/30	16,136	17,142,483
		646,998,033
Ukraine — 0.5%
Ukraine Government International Bond
6.88%, 05/21/29(a)	48,532	9,390,942
7.25%, 03/15/33(a)	71,423	13,463,235
7.38%, 09/25/32(a)	82,424	15,536,924
7.75%, 09/01/23(a)	28,195	6,202,900
7.75%, 09/01/24(a)	34,861	6,623,590
7.75%, 09/01/25(a)	37,810	6,805,800
Security	Par (000)	Value

Ukraine (continued)
7.75%, 09/01/26(a)	$38,279	$6,890,220
7.75%, 09/01/27(a)	37,128	6,683,040
9.75%, 11/01/28(a)	43,895	8,669,263
		80,265,914
United Arab Emirates — 3.7%
Abu Dhabi Government International Bond
0.75%, 09/02/23(a)	9,025	8,753,122
1.63%, 06/02/28(a)	22,232	20,256,131
1.70%, 03/02/31(a)	16,938	14,871,564
1.88%, 09/15/31(a)	19,702	17,587,729
2.13%, 09/30/24(a)	33,308	32,491,954
2.50%, 04/16/25(a)	33,610	33,017,624
2.50%, 09/30/29(a)	34,191	32,348,960
2.70%, 09/02/70(a)	16,596	11,853,693
3.00%, 09/15/51(a)	13,992	11,292,418
3.13%, 05/03/26(a)	28,421	28,355,276
3.13%, 10/11/27(a)	44,675	44,711,298
3.13%, 04/16/30(a)	34,098	33,571,612
3.13%, 09/30/49(a)	44,766	37,066,248
3.88%, 04/16/50(a)	44,730	42,166,412
4.13%, 10/11/47(a)	33,500	32,794,406
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(a)	13,723	9,960,325
5.25%, 01/30/43(a)	10,904	10,108,689
Finance Department Government of Sharjah, 4.00%, 07/28/50(a)	10,726	6,971,900
RAK Capital, 3.09%, 03/31/25(a)	11,101	10,922,690
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	10,730	9,786,431
3.23%, 10/23/29(a)	10,775	9,507,591
3.85%, 04/03/26(a)	11,120	10,746,785
4.23%, 03/14/28(a)	13,744	13,076,557
UAE International Government Bond
2.00%, 10/19/31(a)	11,070	9,733,298
2.88%, 10/19/41(a)	11,010	9,229,821
3.25%, 10/19/61(a)	21,735	17,949,035
4.05%, 07/07/32(c)	19,300	20,120,250
4.95%, 07/07/52(c)	14,675	15,948,056
		555,199,875
Uruguay — 2.4%
Uruguay Government International Bond
4.38%, 10/27/27	42,474	44,141,266
4.38%, 01/23/31 (Call 10/23/30)	67,783	71,121,432
4.50%, 08/14/24	24,633	24,992,052
4.98%, 04/20/55	69,639	72,698,543
5.10%, 06/18/50	110,468	117,668,813
7.63%, 03/21/36	28,384	37,196,675
		367,818,781
Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(a)	26,501	26,406,590

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Zambia — 0.2%
Zambia Government International Bond
8.50%, 04/14/24(a)(d)(e)	$26,912	$15,541,680
8.97%, 07/30/27(a)(d)(e)	33,727	19,220,174
		34,761,854

Total Foreign Government Obligations — 83.6%
(Cost: $16,051,556,970)		12,679,840,773

Total Long-Term Investments — 97.3%
(Cost: $18,549,965,970)		14,766,291,816

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(j)(k)	189,620	189,620,000

Total Short-Term Securities — 1.3%
(Cost: $189,620,000)		189,620,000

Total Investments in Securities — 98.6%
(Cost: $18,739,585,970)		14,955,911,816

Other Assets Less Liabilities — 1.4%		215,296,754

Net Assets — 100.0%		$15,171,208,570

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Non-income producing security.

(f)	Perpetual security with no stated maturity date.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(i)	Zero-coupon bond.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$75,320,000	$114,300,000	(a)	$—	$—	$—	$189,620,000	189,620	$412,328	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,086,451,043	$—	$2,086,451,043
Foreign Government Obligations	—	12,679,840,773	—	12,679,840,773
Money Market Funds	189,620,000	—	—	189,620,000
	$189,620,000	$14,766,291,816	$—	$14,955,911,816